Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 3,282,300	$ 3,291,583	$ 3,523,785
Fees received by Directors	$ 8,073,936	$ 5,613,683	$ 6,936,714